FILED PURSUANT TO RULE 497(e)

REGISTRATION NO. 033-66262

GAMCO GLOBAL SERIES FUNDS, INC.

Supplement dated August 2, 2018

to the

Statement of Additional Information dated April 30, 2018

This supplement amends certain information in the Statement of Additional Information (the “SAI”) dated April 30, 2018, of the GAMCO Global Series Funds, Inc. Unless otherwise indicated, all other information included in the SAI, or any previous supplements thereto, that is not inconsistent with the information set forth in this supplement remains unchanged. Capitalized terms not otherwise defined in this supplement have the same meaning as in the SAI.

The following replaces the heading “Investment Advisory and Other Services—Portfolio Manager Information—Other Accounts Managed” in the SAI:

Other Accounts Managed

The table below provides summary information regarding other accounts for which the portfolio managers were primarily responsible for the day to day management during the fiscal year ended December 31, 2017.

Gabelli Global Content & Connectivity Fund

Name of Portfolio Manager	Type of Accounts	Total Number of Accounts Managed	Total Assets	Number of Accounts where Advisory Fee is Based on Performance	Total Assets in Accounts where Advisory Fee is Based on Performance
Mario J. Gabelli	Registered Investment Companies*:	25	$23.9 billion	6	$5.7 billion
	Other Pooled Investment Vehicles:	11	$1.2 billion	8	$939.4 million
	Other Accounts:	1,158	$12.5 billion	6	$1.4 billion
Sergey Dluzhevskiy	Registered Investment Companies:	0	$0	0	$0
	Other Pooled Investment Vehicles:	0	$0	0	$0
	Other Accounts:	3	$985,700	0	$0
Brett Harris	Registered Investment Companies:	0	$0	0	$0
	Other Pooled Investment Vehicles:	0	$0	0	$0
	Other Accounts:	5	$3.1 million	0	$0
Evan Miller	Registered Investment Companies:	0	$0	0	$0
	Other Pooled Investment Vehicles:	0	$0	0	$0
	Other Accounts:	1	$60,600	0	$0

GAMCO Global Growth Fund

Name of Portfolio Manager	Type of Accounts	Total Number of Accounts Managed	Total Assets	Number of Accounts where Advisory Fee is Based on Performance	Total Assets in Accounts where Advisory Fee is Based on Performance
Howard F. Ward	Registered Investment Companies:	1	$608.1 million	0	$0
	Other Pooled Investment Vehicles:	0	$0	0	$0
	Other Accounts:	18	$138.5 million	0	$0
Caesar M.P. Bryan	Registered Investment Companies:	5	$1.4 billion	0	$0
	Other Pooled Investment Vehicles:	0	$0	0	$0
	Other Accounts:	18	$121.7 million	0	$0
Christopher D. Ward	Registered Investment Companies:	0	$0	0	$0
	Other Pooled Investment Vehicles:	0	$0	0	$0
	Other Accounts:	5	$436,000	0	$0

Gabelli International Small Cap Fund

Name of Portfolio Manager	Type of Accounts	Total Number of Accounts Managed	Total Assets	Number of Accounts where Advisory Fee is Based on Performance	Total Assets in Accounts where Advisory Fee is Based on Performance
Caesar M.P. Bryan	Registered Investment Companies:	5	$1.4 billion	0	$0
	Other Pooled Investment Vehicles:	0	$0	0	$0
	Other Accounts:	18	$121.7 million	0	$0

Gabelli Global Rising Income and Dividend Fund

Name of Portfolio Manager	Type of Accounts	Total Number of Accounts Managed	Total Assets	Number of Accounts where Advisory Fee is Based on Performance	Total Assets in Accounts where Advisory Fee is Based on Performance
Mario J. Gabelli	Registered Investment Companies*:	25	$23.9 billion	6	$5.7 billion
	Other Pooled Investment Vehicles:	11	$1.2 billion	8	$939.4 million
	Other Accounts:	1,158	$12.5 billion	6	$1.4 billion

*	The total number of Registered Investment Companies (“RICs”) in the Fund Complex is 54. Mr. Gabelli is the sole portfolio manager of 15 RICs and part of the portfolio management team of 11 RICs.

Shareholders Should Retain This Supplement For Future Reference